COMPREHENSIVE INCOME (10-Q)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMPREHENSIVE INCOME [Abstract]
COMPREHENSIVE INCOME

Six Months Ended June 30, 2011	Before Tax Amount	Tax (Expense) or Benefit	Net of Tax Amount

Unrealized holding gains during period	$2,901,320	$(1,015,462)	$1,885,858
Less: reclassification adjustment for gains (losses) realized in net income	(2,552,986)	893,545	(1,659,441)
Other comprehensive income (loss)	$348,334	$(121,917)	$226,417

15.      COMPREHENSIVE INCOME

2010	Before Tax Amount	Tax (Expense) or Benefit	Net of Tax Amount

Unrealized holding gains during period	$4,179,985	$(1,462,995)	$2,716,990
Less: reclassification adjustment for gains realized in net income	985,443	(344,905)	640,538
Other comprehensive income	$5,165,428	$(1,807,900)	$3,357,528

2009	Before Tax Amount	Tax (Expense) or Benefit	Net of Tax Amount

Unrealized holding losses during period	$(2,425,809)	$849,033	$(1,576,776)
Less: reclassification adjustment for losses realized in net income	968,505	(338,977)	629,528
Other comprehensive loss	$(1,457,304)	$510,056	$(947,248)

As of December 31, 2010 and 2009, the Company established a deferred tax liability of $1,758,774 and $78,862 respectively, for the unrealized gains based on the applicable United States statutory rate of 35%.